Selling, Distribution and Administrative Expenses (Details) - Schedule of selling, distribution and administrative expenses - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Schedule Of Selling Distribution And Administrative Expenses Abstract
Staff expense		$ 2,988,331	$ 1,248,056
Rental expense		77,999	340,752
Depreciation and amortization expense		1,176,705	235,604
Utilities expense		30,021	81,255
Travelling and entertainment expense		216,633	77,747
Marketing expense		228,054
Professional fees		1,262,085	331,522
Repairs and maintenance		26,835	26,226
Employee benefits		228,506	353,358
Other service fees		124,556	153,906
Other expenses	[1]	618,271	423,182
Administrative expenses		$ 6,977,996	$ 3,271,608

[1]	Other expenses mainly comprised of office expenses, stamp duties, training costs, transportation of robots, etc.